Note 6. Income Taxes (Tables)	12 Months Ended
Jul. 31, 2012
Federal Income Tax Note [Table Text Block]
	2012	2011
Deferred tax asset (net operating loss carry-forward)	$95,729	$24,954
Less: valuation allowance	(95,729)	(24,954)
Deferred tax asset, net	$-	$-